CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 82,246	$ 80,837
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	62,606	62,648
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,000	5,740
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,733	1,705
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,426	9,641
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,481	$ 1,103